Subsequent Events (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity, Forward Stock Split	10 for 1	10 for 1
Common stock issued for cash, Shares	2,500,000
Subsequent Event
Stockholders' Equity, Forward Stock Split		10 for 1
Common stock issued for cash, Shares		2,500,000